RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

13. RELATED PARTY TRANSACTIONS

Key management personnel are persons responsible for planning, directing, and controlling the activities of an entity, and include all officers and directors of the Company. Related party transaction during the years ended December 31, 2025 and 2024 were comprised of the following:

	2025 $	2024 $

Consulting fees	-	24,278
Professional fees	84,000	84,000
Research and development	112,792	249,842
Share-based compensation	109,892	28,905
Wages and benefits	115,459	282,623
	422,143	669,648

As at December 31, 2025, the Company owed $132,170 (2024 - $124,247) to the CEO of the Company, of which $106,288 (2024 - $97,075) is included in accounts payable and accrued liabilities.

As at December 31, 2025, the Company was owed $nil (2024 - $137,369) from the former Chief Operating Officer ("COO") of the Company, which is included in other receivables.

As at December 31, 2025, the Company owed $nil (2024 - $7,350) to a firm where the Chief Financial Officer of the Company is a partner, which is included in accounts payable and accrued liabilities.

As at December 31, 2025, the Company owed $26,534 (2024 - $nil) to a director of the Company, which is included in accounts payable and accrued liabilities.

As at December 31, 2025, the Company has prepaid research and development expenses of $203,970 (2024 - $nil) to its investment in associate.